UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2022
Semiannual Report
to Shareholders
DWS ESG Core Equity Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
12	Investment Portfolio
18	Statement of Assets and Liabilities
20	Statement of Operations
21	Statements of Changes in Net Assets
22	Financial Highlights
28	Notes to Financial Statements
39	Information About Your Fund’s Expenses
41	Liquidity Risk Management
42	Advisory Agreement Board Considerations and Fee Evaluation
46	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS ESG Core Equity Fund

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read the prospectus for details.
Environmental, social, and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers, and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
DWS ESG Core Equity Fund	|	3

Letter to Shareholders
Dear Shareholder:
While 2022 began with a moderately positive outlook for the economy given good corporate earnings and continued support from central banks, that shifted in late February as a result of escalating tensions between Russia and Ukraine, leading to a major conflict and subsequently a war. The attack on Ukraine has created an incredible humanitarian crisis as well as an economic and geopolitical emergency. At the time of this letter, our portfolio managers are focused on continuously assessing risks and forming opinions on the impact of this crisis on inflation, global trade, and the future of the world economy. As the current situation changes each day there is great uncertainty, and as such, we expect volatility to remain high until this conflict is resolved.
Our CIO Office expects that decisive interventions by central banks and other authorities will help ease current stress on financial systems. We also expect that the U.S. Federal Reserve (the “Fed” ) will remain on its course to fight increasing inflation expectations by increasing the key interest rates several times over the course of the year. Even more than the Fed, we believe that the European Central Bank (the “ECB” ) will focus on fighting recession and financial security risks as an immediate priority by continuing to monitor the impact of higher energy prices and dependencies on Russian gas imports. This may delay ECB changes to the net asset purchasing program. Our view is that the scope and pace of a future recovery from the resolution of the Ukraine crisis is likely to remain uneven among regions, asset classes and investment sectors.
In our view, the current market environment is one that underscores the value and importance of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office, which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world, makes an important difference in executing strategic and tactical decisions for the DWS Funds. As always, thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4	|	DWS ESG Core Equity Fund

Performance Summary	May 31, 2022 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/22
Unadjusted for Sales Charge	–8.44%	–0.47%	9.48%	12.02%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–13.70%	–6.19%	8.19%	11.36%
Russell 1000® Index†	–10.22%	–2.71%	13.12%	14.24%
Average Annual Total Returns as of 3/31/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		14.90%	11.14%	11.89%
Adjusted for the Maximum Sales Charge (max 5.75% load)		8.29%	9.83%	11.23%
Russell 1000® Index†		13.27%	15.82%	14.53%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/22
Unadjusted for Sales Charge	–8.81%	–1.31%	8.64%	11.18%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–9.62%	–1.31%	8.64%	11.18%
Russell 1000® Index†	–10.22%	–2.71%	13.12%	14.24%
Average Annual Total Returns as of 3/31/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.97%	10.30%	11.05%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		13.97%	10.30%	11.05%
Russell 1000® Index†		13.27%	15.82%	14.53%
Class R	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/22
No Sales Charges	–8.57%	–0.83%	9.16%	11.74%
Russell 1000® Index†	–10.22%	–2.71%	13.12%	14.24%
Average Annual Total Returns as of 3/31/22 (most recent calendar quarter end)
No Sales Charges		14.46%	10.82%	11.60%
Russell 1000® Index†		13.27%	15.82%	14.53%

DWS ESG Core Equity Fund	|	5

Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 5/31/22
No Sales Charges	–8.26%	–0.17%	9.84%	8.36%
Russell 1000® Index†	–10.22%	–2.71%	13.12%	11.70%
Average Annual Total Returns as of 3/31/22 (most recent calendar quarter end)
No Sales Charges		15.24%	11.52%	9.78%
Russell 1000® Index†		13.27%	15.82%	13.38%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/22
No Sales Charges	–8.31%	–0.27%	9.74%	12.30%
Russell 1000® Index†	–10.22%	–2.71%	13.12%	14.24%
Average Annual Total Returns as of 3/31/22 (most recent calendar quarter end)
No Sales Charges		15.16%	11.43%	12.17%
Russell 1000® Index†		13.27%	15.82%	14.53%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/22
No Sales Charges	–8.32%	–0.20%	9.78%	12.33%
Russell 1000® Index†	–10.22%	–2.71%	13.12%	14.24%
Average Annual Total Returns as of 3/31/22 (most recent calendar quarter end)
No Sales Charges		15.23%	11.46%	12.20%
Russell 1000® Index†		13.27%	15.82%	14.53%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2022 are 0.95%, 1.74%, 1.32%, 0.59%, 0.70% and 0.65% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Prior to September 23, 2019, the Fund operated with a different investment strategy. Prior to September 3, 2013, the Fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance
6	|	DWS ESG Core Equity Fund

would have been different if the Fund’s current investment strategy had been in effect. Please see the prospectus for details.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended May 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
‡	Total returns shown for periods less than one year are not annualized.

DWS ESG Core Equity Fund	|	7

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
5/31/22	$17.55	$16.81	$17.51	$17.49	$17.51	$17.53
11/30/21	$21.62	$20.78	$21.53	$21.59	$21.60	$21.64
Distribution Information as of 5/31/22
Income Dividends, Six Months	$ .11	$ —	$ .03	$ .18	$ .16	$ .18
Capital Gain Distributions	$ 2.38	$ 2.38	$ 2.38	$ 2.38	$ 2.38	$ 2.38
8	|	DWS ESG Core Equity Fund

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—	Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
—	Head of Core Equity and Head of Systematic and Quantitative Management: Americas.
—	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.
Arno V. Puskar, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—	Joined DWS in 1987.
—	Portfolio Manager for US Equities and Quantitative Analyst: New York.
—	BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.
Hiten Shah, Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2020.
—	Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock’s Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
—	Portfolio Manager for Quantitative Equity: New York.
—	BA in Economics, Rutgers University.
DWS ESG Core Equity Fund	|	9

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/22	11/30/21
Common Stocks	100%	100%
Cash Equivalents	0%	0%
	100%	100%
Sector Diversification (As a % of Common Stocks)	5/31/22	11/30/21
Information Technology	26%	30%
Health Care	14%	13%
Financials	11%	10%
Consumer Discretionary	11%	12%
Industrials	10%	10%
Communication Services	9%	10%
Consumer Staples	6%	5%
Energy	5%	2%
Real Estate	3%	3%
Materials	3%	3%
Utilities	2%	2%
	100%	100%

10	|	DWS ESG Core Equity Fund

Ten Largest Equity Holdings at May 31, 2022 (38.7% of Net Assets)
1 Microsoft Corp.	8.3%
Develops, manufactures, licenses, sells and supports software products
2 Apple, Inc.	7.6%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
3 Alphabet, Inc.	6.0%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4 Cigna Corp.	2.7%
Operates as an insurance company
5 Exxon Mobil Corp.	2.7%
Explorer and producer of oil and gas
6 PepsiCo, Inc.	2.5%
Provider of soft drinks, snack foods and food services
7 Allstate Corp.	2.4%
Provider of property-liability insurance as well as all types of insurance
8 Republic Services, Inc.	2.3%
Provider of non-hazardous solid waste collection and disposal services
9 Amgen, Inc.	2.2%
Developer, manufacturer and marketer of human therapeutics
10 NIKE, Inc.	2.0%
Designs, develops and markets athletic footwear, apparel, equipment and accessory products
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 46 for contact information.
DWS ESG Core Equity Fund	|	11

Investment Portfolio	as of May 31, 2022 (Unaudited)
	Shares	Value ($)
Common Stocks 99.5%
Communication Services 8.9%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	24,846	528,971
Entertainment 2.0%
Take-Two Interactive Software, Inc.*	6,367	792,883
Walt Disney Co.*	26,093	2,881,711
Warner Bros Discovery, Inc.*	6,010	110,884
		3,785,478
Interactive Media & Services 6.6%
Alphabet, Inc. “A” *	5,132	11,676,532
Meta Platforms, Inc. “A” *	6,377	1,234,842
		12,911,374
Consumer Discretionary 11.1%
Auto Components 0.8%
Lear Corp.	11,241	1,584,531
Automobiles 1.3%
Ford Motor Co.	47,520	650,074
Tesla, Inc.*	2,473	1,875,177
		2,525,251
Diversified Consumer Services 1.2%
Terminix Global Holdings, Inc.*	52,335	2,271,862
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings, Inc.	20,968	2,953,552
Starbucks Corp.	10,527	826,370
		3,779,922
Household Durables 0.9%
Mohawk Industries, Inc.*	12,685	1,794,420
Internet & Direct Marketing Retail 1.1%
Amazon.com, Inc.*	874	2,101,262
Multiline Retail 0.3%
Kohl’s Corp.	14,320	577,383
Specialty Retail 1.3%
Five Below, Inc.*	5,467	713,935
Lowe’s Companies, Inc.	9,286	1,813,556
		2,527,491
The accompanying notes are an integral part of the financial statements.
12	|	DWS ESG Core Equity Fund

	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc. “B”	32,357	3,845,630
PVH Corp.	8,361	592,544
		4,438,174
Consumer Staples 5.5%
Beverages 3.8%
Keurig Dr Pepper, Inc.	28,474	989,187
Molson Coors Beverage Co. “B”	26,179	1,461,835
PepsiCo, Inc.	29,009	4,866,260
		7,317,282
Food & Staples Retailing 1.2%
Albertsons Cos., Inc. “A”	80,312	2,453,531
Food Products 0.5%
Kellogg Co.	13,420	935,911
Energy 4.9%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	7,030	961,493
Chevron Corp.	8,685	1,516,922
Exxon Mobil Corp.	53,383	5,124,768
Valero Energy Corp.	14,571	1,888,402
		9,491,585
Financials 11.2%
Banks 2.4%
Bank of America Corp.	85,552	3,182,534
JPMorgan Chase & Co.	11,620	1,536,513
		4,719,047
Capital Markets 4.3%
Ameriprise Financial, Inc.	3,660	1,011,148
Invesco Ltd.	44,895	868,269
KKR & Co., Inc.	32,491	1,780,832
MSCI, Inc.	2,186	966,977
The Goldman Sachs Group, Inc.	8,071	2,638,007
Tradeweb Markets, Inc. “A”	16,180	1,093,930
		8,359,163
Consumer Finance 1.5%
American Express Co.	17,061	2,880,238
The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	13

	Shares	Value ($)
Insurance 3.0%
Allstate Corp.	34,420	4,704,870
Hartford Financial Services Group, Inc.	16,260	1,179,012
		5,883,882
Health Care 14.4%
Biotechnology 5.7%
Amgen, Inc.	16,439	4,220,549
Biogen, Inc.*	9,039	1,807,800
BioMarin Pharmaceutical, Inc.*	10,176	764,523
Regeneron Pharmaceuticals, Inc.*	2,771	1,841,995
Vertex Pharmaceuticals, Inc.*	9,136	2,454,386
		11,089,253
Health Care Providers & Services 6.2%
AmerisourceBergen Corp.	9,129	1,413,078
Anthem, Inc.	2,960	1,508,446
Centene Corp.*	23,174	1,887,290
Cigna Corp.	19,662	5,275,118
HCA Healthcare, Inc.	9,352	1,967,661
		12,051,593
Life Sciences Tools & Services 0.2%
Adaptive Biotechnologies Corp.*	43,513	340,272
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	38,566	2,909,804
Merck & Co., Inc.	16,231	1,493,739
		4,403,543
Industrials 9.4%
Aerospace & Defense 1.1%
Howmet Aerospace, Inc.	60,046	2,147,845
Air Freight & Logistics 1.7%
United Parcel Service, Inc. “B”	17,502	3,189,739
Building Products 0.6%
Owens Corning	11,674	1,115,801
Commercial Services & Supplies 2.3%
Republic Services, Inc.	33,299	4,456,738
Construction & Engineering 0.5%
MDU Resources Group, Inc.	35,808	980,423
Electrical Equipment 0.2%
Vertiv Holdings Co.	42,650	468,724
The accompanying notes are an integral part of the financial statements.
14	|	DWS ESG Core Equity Fund

	Shares	Value ($)
Industrial Conglomerates 1.0%
General Electric Co.	25,771	2,017,612
Machinery 0.8%
Deere & Co.	4,266	1,526,289
Professional Services 0.8%
Verisk Analytics, Inc.	9,008	1,575,679
Road & Rail 0.4%
Uber Technologies, Inc.*	34,933	810,446
Information Technology 25.6%
Communications Equipment 1.0%
Cisco Systems, Inc.	44,628	2,010,491
IT Services 1.2%
Fidelity National Information Services, Inc.	11,107	1,160,682
Mastercard, Inc. “A”	2,129	761,905
PayPal Holdings, Inc.*	4,130	351,917
		2,274,504
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.*	14,845	1,512,111
Enphase Energy, Inc.*	13,699	2,550,617
Intel Corp.	50,109	2,225,842
Micron Technology, Inc.	12,664	935,110
NVIDIA Corp.	6,788	1,267,455
QUALCOMM, Inc.	6,127	877,509
		9,368,644
Software 11.0%
Microsoft Corp.	59,525	16,183,062
Oracle Corp.	32,373	2,328,266
Salesforce, Inc.*	13,442	2,153,946
Zoom Video Communications, Inc. “A” *	5,899	633,848
		21,299,122
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	99,585	14,822,232
Materials 2.9%
Chemicals 2.3%
DuPont de Nemours, Inc.	15,280	1,036,748
International Flavors & Fragrances, Inc.	9,369	1,238,301
Linde PLC	6,839	2,220,486
		4,495,535
The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	15

	Shares	Value ($)
Metals & Mining 0.6%
Newmont Corp.	17,138	1,162,813
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	2,620	434,789
Digital Realty Trust, Inc.	16,134	2,252,145
Iron Mountain, Inc.	48,516	2,615,013
VICI Properties, Inc.	36,871	1,137,470
		6,439,417
Utilities 2.3%
Multi-Utilities 0.5%
Sempra Energy	5,661	927,612
Water Utilities 1.8%
American Water Works Co., Inc.	23,029	3,483,136
Total Common Stocks (Cost $154,756,328)		193,324,221
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.75% (a) (Cost $455,024)	455,024	455,024
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $155,211,352)	99.8	193,779,245
Other Assets and Liabilities, Net	0.2	475,227
Net Assets	100.0	194,254,472
The accompanying notes are an integral part of the financial statements.
16	|	DWS ESG Core Equity Fund

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 are as follows:
Value ($) at 11/30/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.68% (a) (b)
4,870,073	—	4,870,073 (c)	—	—	1,420	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.75% (a)
1,034,285	11,572,020	12,151,281	—	—	1,069	—	455,024	455,024
5,904,358	11,572,020	17,021,354	—	—	2,489	—	455,024	455,024
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$193,324,221	$—	$—	$193,324,221
Short-Term Investments	455,024	—	—	455,024
Total	$193,779,245	$ —	$ —	$193,779,245
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	17

Statement of Assets and Liabilities
as of May 31, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $154,756,328)	$ 193,324,221
Investment in DWS Central Cash Management Government Fund (cost $455,024)	455,024
Receivable for investments sold	490,886
Receivable for Fund shares sold	37,643
Dividends receivable	257,153
Interest receivable	260
Other assets	35,266
Total assets	194,600,453
Liabilities
Payable for Fund shares redeemed	142,434
Accrued management fee	72,234
Accrued Trustees' fees	2,097
Other accrued expenses and payables	129,216
Total liabilities	345,981
Net assets, at value	$ 194,254,472
Net Assets Consist of
Distributable earnings (loss)	42,785,132
Paid-in capital	151,469,340
Net assets, at value	$ 194,254,472
The accompanying notes are an integral part of the financial statements.
18	|	DWS ESG Core Equity Fund

Statement of Assets and Liabilities as of May 31, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($32,765,034 ÷ 1,867,026 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.55
Maximum offering price per share (100 ÷ 94.25 of $17.55)	$ 18.62
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($2,212,405 ÷ 131,598 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 16.81
Class R
Net Asset Value, offering and redemption price per share ($33,479,986 ÷ 1,912,087 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.51
Class R6
Net Asset Value, offering and redemption price per share ($1,078,092 ÷ 61,628 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.49
Class S
Net Asset Value, offering and redemption price per share ($105,489,679 ÷ 6,023,892 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.51
Institutional Class
Net Asset Value, offering and redemption price per share ($19,229,276 ÷ 1,096,853 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.53
The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	19

Statement of Operations
for the six months ended May 31, 2022 (Unaudited)

Investment Income
Income:
Dividends	$ 1,438,520
Income distributions — DWS Central Cash Management Government Fund	1,069
Securities lending income, net of borrower rebates	1,420
Total income	1,441,009
Expenses:
Management fee	491,947
Services to shareholders	159,977
Distribution and service fees	148,191
Custodian and accounting fees	18,295
Professional fees	48,621
Reports to shareholders	9,952
Registration fees	36,759
Trustees' fees and expenses	5,589
Other	10,722
Total expenses before expense reductions	930,053
Expense reductions	(4,427)
Total expenses after expense reductions	925,626
Net investment income	515,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	3,837,053
Change in net unrealized appreciation (depreciation) on investments	(22,412,944)
Net gain (loss)	(18,575,891)
Net increase (decrease) in net assets resulting from operations	$ (18,060,508)
The accompanying notes are an integral part of the financial statements.
20	|	DWS ESG Core Equity Fund

Statements of Changes in Net Assets
	Six Months Ended May 31, 2022	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 515,383	$ 1,304,073
Net realized gain (loss)	3,837,053	24,791,813
Change in net unrealized appreciation (depreciation)	(22,412,944)	28,545,111
Net increase (decrease) in net assets resulting from operations	(18,060,508)	54,640,997
Distributions to shareholders:
Class A	(4,420,775)	(1,185,513)
Class C	(323,487)	(136,130)
Class R	(4,510,709)	(1,214,241)
Class R6	(135,425)	(36,986)
Class S	(14,057,485)	(4,101,701)
Institutional Class	(2,619,719)	(640,970)
Total distributions	(26,067,600)	(7,315,541)
Fund share transactions:
Proceeds from shares sold	6,151,622	16,927,117
Reinvestment of distributions	25,278,475	7,126,540
Payments for shares redeemed	(18,325,996)	(33,369,476)
Net increase (decrease) in net assets from Fund share transactions	13,104,101	(9,315,819)
Increase (decrease) in net assets	(31,024,007)	38,009,637
Net assets at beginning of period	225,278,479	187,268,842
Net assets at end of period	$194,254,472	$225,278,479

The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	21

Financial Highlights
DWS ESG Core Equity Fund — Class A
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$21.62	$17.23	$15.97	$17.54	$19.23	$17.79
Income (loss) from investment operations:
Net investment income[a]	.04	.10	.13	.15	.11	.16
Net realized and unrealized gain (loss)	(1.62)	4.95	2.26	.95	(1.19)	2.14
Total from investment operations	(1.58)	5.05	2.39	1.10	(1.08)	2.30
Less distributions from:
Net investment income	(.11)	(.14)	(.11)	(.16)	(.11)	(.16)
Net realized gains	(2.38)	(.52)	(1.02)	(2.51)	(.50)	(.70)
Total distributions	(2.49)	(.66)	(1.13)	(2.67)	(.61)	(.86)
Net asset value, end of period	$17.55	$21.62	$17.23	$15.97	$17.54	$19.23
Total Return (%)[b]	(8.44) *	30.24	15.90	9.70 [c]	(5.82) [c]	13.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	38	31	40	44	72
Ratio of expenses before expense reductions (%)	.97 **	.95	.99	1.25	1.28	1.24
Ratio of expenses after expense reductions (%)	.97 **	.95	.99	1.17	1.24	1.24
Ratio of net investment income (%)	.40 **	.53	.86	1.01	.58	.88
Portfolio turnover rate (%)	7 *	27	17	121	114	43
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
22	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class C
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$20.78	$16.58	$15.42	$17.00	$18.69	$17.31
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)	(.05)	.01	.04	(.03)	.02
Net realized and unrealized gain (loss)	(1.55)	4.77	2.17	.93	(1.16)	2.08
Total from investment operations	(1.59)	4.72	2.18	.97	(1.19)	2.10
Less distributions from:
Net investment income	—	(.00) *	—	(.04)	—	(.02)
Net realized gains	(2.38)	(.52)	(1.02)	(2.51)	(.50)	(.70)
Total distributions	(2.38)	(.52)	(1.02)	(2.55)	(.50)	(.72)
Net asset value, end of period	$16.81	$20.78	$16.58	$15.42	$17.00	$18.69
Total Return (%)[b]	(8.81) **	29.23	14.99	8.95 [c]	(6.55) [c]	12.62 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	4	6	11	21
Ratio of expenses before expense reductions (%)	1.77 ***	1.74	1.74	1.99	2.01	1.99
Ratio of expenses after expense reductions (%)	1.77 ***	1.74	1.74	1.92	1.99	1.99
Ratio of net investment income (loss) (%)	(.40) ***	(.27)	.10	.26	(.19)	.12
Portfolio turnover rate (%)	7 **	27	17	121	114	43
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	23

DWS ESG Core Equity Fund — Class R
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$21.53	$17.18	$15.93	$17.49	$19.18	$17.74
Income (loss) from investment operations:
Net investment income[a]	.00 *	.04	.08	.11	.07	.11
Net realized and unrealized gain (loss)	(1.61)	4.92	2.25	.96	(1.20)	2.14
Total from investment operations	(1.61)	4.96	2.33	1.07	(1.13)	2.25
Less distributions from:
Net investment income	(.03)	(.09)	(.06)	(.12)	(.06)	(.11)
Net realized gains	(2.38)	(.52)	(1.02)	(2.51)	(.50)	(.70)
Total distributions	(2.41)	(.61)	(1.08)	(2.63)	(.56)	(.81)
Net asset value, end of period	$17.51	$21.53	$17.18	$15.93	$17.49	$19.18
Total Return (%)[b]	(8.57) **	29.74	15.57	9.45	(6.08)	13.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	41	35	38	40	41
Ratio of expenses before expense reductions (%)	1.35 ***	1.32	1.36	1.61	1.63	1.59
Ratio of expenses after expense reductions (%)	1.32 ***	1.29	1.29	1.43	1.49	1.50
Ratio of net investment income (%)	.04 ***	.18	.55	.75	.37	.62
Portfolio turnover rate (%)	7 **	27	17	121	114	43
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
24	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class R6
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$21.59	$17.22	$15.95	$17.54	$19.24	$17.80
Income (loss) from investment operations:
Net investment income[a]	.07	.17	.18	.19	.18	.22
Net realized and unrealized gain (loss)	(1.61)	4.93	2.26	.95	(1.20)	2.14
Total from investment operations	(1.54)	5.10	2.44	1.14	(1.02)	2.36
Less distributions from:
Net investment income	(.18)	(.21)	(.15)	(.22)	(.18)	(.22)
Net realized gains	(2.38)	(.52)	(1.02)	(2.51)	(.50)	(.70)
Total distributions	(2.56)	(.73)	(1.17)	(2.73)	(.68)	(.92)
Net asset value, end of period	$17.49	$21.59	$17.22	$15.95	$17.54	$19.24
Total Return (%)	(8.26) *	30.65	16.32	10.02	(5.50) [b]	13.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2	1
Ratio of expenses before expense reductions (%)	.62 **	.59	.64	.89	.92	.88
Ratio of expenses after expense reductions (%)	.62 **	.59	.64	.89	.91	.88
Ratio of net investment income (%)	.74 **	.88	1.19	1.27	.98	1.23
Portfolio turnover rate (%)	7 *	27	17	121	114	43
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	25

DWS ESG Core Equity Fund — Class S
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$21.60	$17.22	$15.97	$17.54	$19.24	$17.80
Income (loss) from investment operations:
Net investment income[a]	.06	.15	.16	.18	.16	.20
Net realized and unrealized gain (loss)	(1.61)	4.94	2.26	.96	(1.20)	2.14
Total from investment operations	(1.55)	5.09	2.42	1.14	(1.04)	2.34
Less distributions from:
Net investment income	(.16)	(.19)	(.15)	(.20)	(.16)	(.20)
Net realized gains	(2.38)	(.52)	(1.02)	(2.51)	(.50)	(.70)
Total distributions	(2.54)	(.71)	(1.17)	(2.71)	(.66)	(.90)
Net asset value, end of period	$17.51	$21.60	$17.22	$15.97	$17.54	$19.24
Total Return (%)	(8.31) *	30.56	16.14	10.02 [b]	(5.63) [b]	13.77 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	105	120	101	103	119	165
Ratio of expenses before expense reductions (%)	.72 **	.70	.74	1.00	1.03	1.01
Ratio of expenses after expense reductions (%)	.72 **	.70	.74	.92	.99	1.00
Ratio of net investment income (%)	.64 **	.78	1.09	1.26	.85	1.10
Portfolio turnover rate (%)	7 *	27	17	121	114	43
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
26	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Institutional Class
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$21.64	$17.25	$15.98	$17.55	$19.25	$17.81
Income (loss) from investment operations:
Net investment income[a]	.06	.16	.17	.18	.17	.21
Net realized and unrealized gain (loss)	(1.61)	4.94	2.27	.96	(1.21)	2.14
Total from investment operations	(1.55)	5.10	2.44	1.14	(1.04)	2.35
Less distributions from:
Net investment income	(.18)	(.19)	(.15)	(.20)	(.16)	(.21)
Net realized gains	(2.38)	(.52)	(1.02)	(2.51)	(.50)	(.70)
Total distributions	(2.56)	(.71)	(1.17)	(2.71)	(.66)	(.91)
Net asset value, end of period	$17.53	$21.64	$17.25	$15.98	$17.55	$19.25
Total Return (%)	(8.32) *	30.61	16.27	10.02 [b]	(5.59) [b]	13.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	22	15	16	21	24
Ratio of expenses before expense reductions (%)	.68 **	.65	.68	.96	.97	.98
Ratio of expenses after expense reductions (%)	.68 **	.65	.68	.91	.96	.98
Ratio of net investment income (%)	.68 **	.82	1.16	1.27	.92	1.15
Portfolio turnover rate (%)	7 *	27	17	121	114	43
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS ESG Core Equity Fund	|	27

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS ESG Core Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
28	|	DWS ESG Core Equity Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
DWS ESG Core Equity Fund	|	29

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended May 31, 2022, the Fund may invest the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.08% annualized effective rate as of May 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of
30	|	DWS ESG Core Equity Fund

any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of May 31, 2022, the Fund had no securities on loan.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2022, the aggregate cost of investments for federal income tax purposes was $155,236,134. The net unrealized appreciation for all investments based on tax cost was $38,543,111. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $49,876,679 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $11,333,568.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
DWS ESG Core Equity Fund	|	31

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended May 31, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $13,982,934 and $26,357,915, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net
32	|	DWS ESG Core Equity Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.465%
Next $750 million of such net assets	.460%
Next $1.5 billion of such net assets	.455%
Next $5.0 billion of such net assets	.445%
Next $5.0 billion of such net assets	.435%
Next $5.0 billion of such net assets	.425%
Over $17.5 billion of such net assets	.400%
Accordingly, for the six months ended May 31, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.465% of the Fund’s average daily net assets.
For the period from December 1, 2021 through September 30, 2022 (through February 28, 2022 for Class R shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.15%
Class C	1.90%
Class R	1.29%
Class R6	.90%
Class S	.90%
Institutional Class	.90%
Effective March 1, 2022 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class R shares at 1.40%.
For the six months ended May 31, 2022, fees waived and/or expenses reimbursed for Class R is $4,427.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent
DWS ESG Core Equity Fund	|	33

functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2022
Class A	$ 7,205	$ 2,444
Class C	440	167
Class R	72	28
Class R6	87	32
Class S	35,742	11,958
Institutional Class	283	91
	$ 43,829	$ 14,720
Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the six months ended May 31, 2022, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $15,869, of which $2,333 is unpaid.
In addition, for the six months ended May 31, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 15,682
Class C	1,779
Class R	45,596
Class S	33,614
Institutional Class	7,774
$ 104,445
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements
34	|	DWS ESG Core Equity Fund

with various firms at various rates for sales of Class C and R shares. For the six months ended May 31, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2022
Class C	$ 9,685	$ 1,393
Class R	46,163	6,995
	$ 55,848	$ 8,388
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2022	Annualized Rate
Class A	$ 43,062	$ 14,265.24%
Class C	3,188	1,035.25%
Class R	46,093	14,377.25%
	$ 92,343	$ 29,677
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2022 aggregated $799.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2022, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $773, of which $225 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
DWS ESG Core Equity Fund	|	35

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2022.
36	|	DWS ESG Core Equity Fund

E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	34,180	$ 651,189	302,620	$ 6,053,043
Class C	1,023	19,946	20,959	426,372
Class R	38,441	713,145	168,545	3,439,141
Class R6	7,077	130,663	6,020	120,144
Class S	60,951	1,142,343	115,223	2,262,246
Institutional Class	183,892	3,494,336	241,198	4,626,171
		$ 6,151,622		$ 16,927,117
Shares issued to shareholders in reinvestment of distributions
Class A	218,111	$ 4,235,714	65,921	$ 1,139,780
Class C	17,302	323,033	7,945	133,004
Class R	232,391	4,510,709	70,269	1,214,241
Class R6	7,006	135,425	2,149	36,986
Class S	706,474	13,677,339	229,864	3,962,846
Institutional Class	123,646	2,396,255	37,083	639,683
		$ 25,278,475		$ 7,126,540
Shares redeemed
Class A	(164,466)	$ (3,073,897)	(398,934)	$ (7,895,068)
Class C	(25,588)	(460,488)	(158,466)	(3,011,544)
Class R	(253,567)	(4,901,710)	(352,615)	(6,925,122)
Class R6	(5,220)	(97,806)	(6,368)	(125,549)
Class S	(283,598)	(5,234,726)	(664,106)	(12,697,167)
Institutional Class	(241,927)	(4,557,369)	(136,643)	(2,715,026)
		$ (18,325,996)		$ (33,369,476)
DWS ESG Core Equity Fund	|	37

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	87,825	$ 1,813,006	(30,393)	$ (702,245)
Class C	(7,263)	(117,509)	(129,562)	(2,452,168)
Class R	17,265	322,144	(113,801)	(2,271,740)
Class R6	8,863	168,282	1,801	31,581
Class S	483,827	9,584,956	(319,019)	(6,472,075)
Institutional Class	65,611	1,333,222	141,638	2,550,828
		$ 13,104,101		$ (9,315,819)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
38	|	DWS ESG Core Equity Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2021 to May 31, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS ESG Core Equity Fund	|	39

Expenses and Value of a $1,000 Investment
for the six months ended May 31, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/22	$ 915.60	$ 911.90	$ 914.30	$ 917.40	$ 916.90	$ 916.80
Expenses Paid per $1,000*	$ 4.63	$ 8.44	$ 6.30	$ 2.96	$ 3.44	$ 3.25
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/22	$1,020.09	$1,016.11	$1,018.35	$1,021.84	$1,021.34	$1,021.54
Expenses Paid per $1,000*	$ 4.89	$ 8.90	$ 6.64	$ 3.13	$ 3.63	$ 3.43
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS ESG Core Equity Fund	.97%	1.77%	1.32%	.62%	.72%	.68%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
40	|	DWS ESG Core Equity Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
DWS ESG Core Equity Fund	|	41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Core Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
42	|	DWS ESG Core Equity Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least
DWS ESG Core Equity Fund	|	43

favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board considered that, effective September 23, 2019, DIMA implemented a new management fee breakpoint schedule and reduced the Fund’s management fees at each breakpoint. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily
44	|	DWS ESG Core Equity Fund

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS ESG Core Equity Fund	|	45

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
46	|	DWS ESG Core Equity Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	MIDVX	MIDZX	MIDTX	MIDIX
Nasdaq Symbol as of March 1, 2022	DESAX	DESCX	DESSX	DESGX
CUSIP Number	25159G 852	25159G 878	25159G 886	25159G 704
Fund Number	417	717	2117	1417
For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

DWS ESG Core Equity Fund	|	47

	Class R	Class R6
Nasdaq Symbol	MIDQX	MIDUX
Nasdaq Symbol as of March 1, 2022	DESRX	DESUX
CUSIP Number	25159G 605	25159G 720
Fund Number	1517	1617
48	|	DWS ESG Core Equity Fund

Notes

Notes

Notes

DECEF-3
(R-027912-11 7/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/29/2022